Other Assets - Summary of Other Assets (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Nov. 11, 2022
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Reduced asset due to reduction of revenues	$ 567	$ 200
Percentage of retained the transacted volume	90.00%	90.00%
Deposits in brokers	$ 5,576
FTX Trading Ltd
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Deposits in brokers	5,600		$ 5,576
Agreement
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Agreed to pay merchant in exchange of a minimum amount of revenue	$ 360	$ 360